Net Other Operating Income And Expenses	12 Months Ended
Dec. 31, 2020
Other Operating Income And Expenses Abstract [Abstract]
Disclosure Of Other Operating Income Expense Explanatory

31. Net Other Operating Income and Expenses

Details of other operating income and expenses for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Other operating income
Gains related to financial instruments at fair value through other comprehensive income
Gains on redemption of financial instruments at fair value through other comprehensive income	￦	259	￦	796	￦	351
Gains on disposal of financial instruments at fair value through other comprehensive income		134,875		222,371		304,217

		135,134		223,167		304,568

Gains related to financial assets at amortized cost
Gains on sale of loans measured at amortized cost		46,877		80,746		180,038
Gains on disposal of securities measured at amortized cost		—		—		229

		46,877		80,746		180,267

Gains on foreign exchange transactions		1,600,161		2,183,703		3,634,987
Dividend income		83,930		54,768		45,125
Others		260,709		321,244		591,798

		2,126,811		2,863,628		4,756,745

Other operating expenses
Losses related to financial instruments at fair value through other comprehensive income
Losses on redemption of financial instruments at fair value through other comprehensive income		17		—		320
Losses on disposal of financial instruments at fair value through other comprehensive income		35,864		16,975		19,159

		35,881		16,975		19,479

Losses related to financial assets at amortized cost
Losses on sale of loans measured at amortized cost		9,006		19,439		16,061
Losses on disposal of securities measured at amortized cost		—		—		6,513

		9,006		19,439		22,574

Losses on foreign exchanges transactions		1,539,837		1,970,294		3,530,618
Others		1,672,123		1,920,244		2,684,004

		3,256,847		3,926,952		6,256,675

Net other operating expenses	￦	(1,130,036)	￦	(1,063,324)	￦	(1,499,930)